Leases - Schedule of Future Minimum Lease Payments to be Received (Details) $ in Millions	Dec. 31, 2021 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2021	$ 245
2022	159
2023	86
2024	34
2025	10
2026 and thereafter	0
Total undiscounted lease payments	$ 534